Stockholders' Deficit	12 Months Ended
Mar. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Deficit

Note 11 –           Stockholders’ Deficit:

(a) Series A Preferred Stock:

The Company’s articles of incorporation authorize the issuance of 20,000,000 shares of preferred stock which the Company has designated as Series A Preferred (“Series A” and “Series A-1”), $.00001 par value.  Each share of Series A and A-1 is convertible into six shares of the Company’s common stock for a period of five years from the date of issue.  The conversion basis is not adjusted for any stock split or combination of the common stock.  Inasmuch as the Series A Convertible Preferred Stock has been outstanding for in excess of five years, it no longer has the right to convert into six shares of common stock for each one share of preferred stock. The Company must at all times have sufficient common shares reserved to effect the conversion of all outstanding Series A and A-1 Preferred. The holders of the Series A and A-1 Preferred are entitled to receive common stock dividends when, as, if and in the amount declared by the directors of the Company to be in cash or in market value of the Company’s common stock.  The Company is restricted from paying dividends or making distributions on its common stock without the approval of a majority of the Series A and A-1 holders. The Series A and A-1 are senior to the Common Stock and any other series or class of the Company’s Preferred Stock. The Series A and A-1 has liquidation rights in the event of any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of the Series A and A-1 then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its shareholders, before any payment or declaration and setting apart for payment of any amount shall be made in respect of any outstanding capital stock of the Company, an amount equal to $.00001 per share, The Company, at the option of its directors, may at any time or from time to time redeem the whole or any part of the outstanding Series A. Upon redemption, the Company shall pay for each share redeemed the amount of $2.00 per share, payable in cash, plus a premium to compensate the original purchaser(s) for the investment risk and cost of capital equal to the greater of (a) $2.00 per share, or (b) an amount per share equal to fifty percent (50%) of the market capitalization of the Company on the date of notice of such redemption divided by 2,000,000. We have evaluated our Series A Preferred Stock and determined these shares required equity classification because the number of shares convertible into common stock is fixed and reserved. Redemption of these preferred shares cannot be affected because of the Company’s stockholders’ deficit.

During the quarter ended September 30, 2009, 9,000,000 shares of Series A Preferred were granted to Roy Warren. We recorded a non-cash expense for $1,620,000 which is based on the then market price of $0.03 per common share times the convertible stock equivalents (9,000,000 preferred shares x 6 = 54,000,000 common stock equivalents). These shares have specific voting power in that Roy Warren has voting rights for the 54,000,000 common stock equivalents. The Board of Directors on September 4, 2009 approved an amendment whereas Section 2(A) of the Certificate of Designation is hereby declared in its entirety, and the following shall be substituted in lieu thereof-Rights, Powers and Preferences: The Series A have the voting powers, preferences and relative, participating, optional and other special rights, qualifications, limitations and restrictions as follows: Designation and Amount – Out of the Twenty Million (20,000,000) shares of the $0.00001 par value authorized preferred stock, all Twenty Million (14,999,049) shares have been designated as shares of “Series A.

During the quarter ended March, 31, 2013, 51 shares of Series A-1 Preferred, convertible into 306 shares of common stock at the option of the holder, were granted to Roy Warren for services rendered. We recorded a non-cash expense for $0.09 which is based on the then market price of $0.0003 per common share times the convertible stock equivalents (51 preferred shares x 6 = 306 common stock equivalents).

(b) Common Stock Warrants:

As of March 31, 2015, the Company had 4,545,000 outstanding warrants at an exercise price of $0.0005. The warrants have an expiration date of December 24, 2019. No warrants were exercised during the fiscal year ended March 31, 2015.

(c) Common Stock:

At March 31, 2015, the Company had issued and outstanding 1,161,193,362 shares of common stock of which 30,244 shares are owned by our two officers. Holders of shares of common stock are entitled to one vote for each share on all matters to be voted on by the shareholders. Holders of common stock have no cumulative voting rights. In the event of liquidation, dissolution or winding down of the Company, the holders of shares of common stock are entitled to share, pro rata, all assets remaining after payment in full of all liabilities. Holders of common stock have no preemptive rights to purchase our common stock. There are no conversion rights or redemption or sinking fund provisions with respect to the common stock. All of the outstanding shares of common stock are validly issued, fully paid and non-assessable.

COMMON STOCK ISSUED FROM APRIL 1, 2014 THROUGH MARCH 31, 2015

	# OF	$ DEBT	$ INTEREST	$
DATE OF	SHARES	AMOUNT	AMOUNT	CONVERSION
CONVERSION	ISSUED	CONVERTED	CONVERTED	PRICE

4/9/2014	15,912,500	$6,365	$—	$0.0004
4/9/2014	8,000,000	3,200	—	0.0004
4/9/2014	12,000,000	4,800	—	0.0004
4/9/2014	9,067,500	—	3,627	0.0004
5/5/2014	10,000,000	5,000	—	0.0005
5/5/2014	10,000,000	5,000	—	0.0005
5/6/2014	22,441,780	6,925	4,296	0.0005
5/12/2014	11,312,000	—	5,656	0.0005
5/15/2014	9,600,000	4,800	—	0.0005
5/16/2014	26,628,740	13,250	64	0.0005
5/20/2014	12,000,000	6,000	—	0.0005
5/20/2014	12,000,000	6,000	—	0.0005
5/22/2014	12,000,000	—	4,800	0.0004
5/29/2014	14,000,000	5,600	—	0.0004
5/29/2014	14,000,000	5,600	—	0.0004
5/29/2014	14,000,000	5,600	—	0.0004
5/29/2014	14,000,000	5,600	—	0.0004
5/30/2014	26,644,475	11,200	70	0.0004
6/3/2014	14,000,000	5,600	—	0.0004
6/3/2014	15,000,000	6,000	—	0.0004
6/4/2014	15,800,000	—	6,320	0.0004
6/23/2014	18,136,000	—	9,068	0.0005
6/24/2014	20,000,000	10,000	—	0.0005
6/24/2014	26,642,000	13,300	—	0.0005
8/6/2014	26,655,000	5,310	21	0.0002
8/26/2014	56,546,850	11,275	341	0.0002
9/10/2014	22,061,200	4,405	7	0.0002
9/10/2014	40,115,050	2,960	5,063	0.0002
1/2/2015	62,500,000	25,000	—	0.0004
1/23/2015	58,680,556	16,900	—	0.000288
2/10/2015	19,687,500	3,150	—	0.00016
2/10/2015	50,625,000	8,100	—	0.00016
2/24/2015	70,673,077	14,700	—	0.000208
3/3/2015	44,687,500	7,150	—	0.00016
3/3/2015	39,062,500	6,250	—	0.00016
3/19/2015	43,750,000	7,000	—	0.00016
3/30/2015	81,250,000	6,500	—	0.00008

Common Stock Issued for the Year Ended March 31, 2014:

All issued shares and conversion rates are reflected at the values after the reverse stock split.

On April 3, 2013, we issued 300,000 shares of common stock pursuant to a conversion for $11,250 of February, 2013 consolidated convertible notes at a conversion price of $.0375.

On April 4, 2013, we issued 438,400 shares of common stock pursuant to a conversion for $16,440 of February, 2013 consolidated convertible notes at a conversion price of $.0375.

On April 4, 2013, we issued 1,166,667 shares of common stock pursuant to a conversion for $43,750 of February, 2013 consolidated convertible notes at a conversion price of $.0375.

On April 9, 2013, we issued 400,000 shares of common stock pursuant to a conversion for $15,000 accrued interest of February, 2013 consolidated convertible notes at a conversion price of $.0375.

On April 9, 2013, we issued 179,093 shares of common stock pursuant to a conversion for $6,716 accrued interest of February, 2013 consolidated convertible notes at a conversion price of $.0375.

On April 10, 2013, we issued 439,067 shares of common stock pursuant to a conversion for $16,465 of February, 2013 consolidated convertible notes at a conversion price of $.0375.

On April 11, 2013, we issued 320,000 shares of common stock pursuant to a conversion for $12,000 of February, 2013 consolidated convertible notes at a conversion price of $.0375.

On April 15, 2013, we issued 400,000 shares of common stock pursuant to a conversion for $15,000 accrued interest of February, 2013 consolidated convertible notes at a conversion price of $.0375.

On April 16, 2013, we issued 1,273,333 shares of common stock pursuant to a conversion for $47,750 of February, 2013 consolidated convertible notes at a conversion price of $.0375.

On April 22, 2013, we issued 124,867 shares of common stock pursuant to a conversion for $4,675 accrued interest of February, 2013 consolidated convertible notes at a conversion price of $.0375.

On April 22, 2013, we issued 400,000 shares of common stock pursuant to a conversion for $15,000 accrued interest of February, 2013 consolidated convertible notes at a conversion price of $.0375.

On April 29, 2013, we issued 500,000 shares of common stock pursuant to a conversion for $18,750 accrued interest of February, 2013 consolidated convertible notes at a conversion price of $.0375.

On April 30, 2013, we issued 320,000 shares of common stock pursuant to a conversion for $12,000 of February, 2013 consolidated convertible notes at a conversion price of $.0375.

On July 2, 2013, we issued 1,918,462 shares of common stock pursuant to a conversion for $62,350 of February, 2013 consolidated convertible notes at a conversion price of $.0325.

On July 2, 2013, we issued 524,154 shares of common stock pursuant to a conversion for $17,035 of February, 2013 consolidated convertible notes at a conversion price of $.0325.

On July 15, 2013, we issued 609,756 shares of common stock pursuant to a conversion for $10,000 of February, 2013 consolidated convertible notes at a conversion price of $.0164.

On July 23, 2013, we issued 1,353,000 shares of common stock pursuant to a conversion for $5,412 of accrued interest at a conversion price of $.004.

On July 29, 2013, we issued 2,686,667 shares of common stock pursuant to a conversion for $10,075 of February, 2013 consolidated convertible notes at a conversion price of $.00375.

On August 5, 2013, we issued 2,352,941 shares of common stock pursuant to a conversion for $10,000 of February, 2013 consolidated convertible notes at a conversion price of $.00425.

On August 16, 2013, we issued 1,183,908 shares of common stock pursuant to a conversion for $2,575 of February, 2013 consolidated convertible notes at a conversion price of $.002175.

On August 16, 2013, we issued 1,498.851 shares of common stock pursuant to a conversion for $3,260 of February, 2013 consolidated convertible notes at a conversion price of $.002175.

On August 19, 2013, we issued 2,000,000 shares of common stock pursuant to a conversion for $4,350 of February, 2013 consolidated convertible notes at a conversion price of $.002175.

On August 19, 2013, we issued 1,500,000 shares of common stock pursuant to a conversion for $3,300 of February, 2013 consolidated convertible notes at a conversion price of $.0022.

On August 21, 2013, we issued 1,702,529 shares of common stock pursuant to a conversion for $3,703 of accrued interest at a conversion price of $.002175.

On August 22, 2013, we issued 3,000,000 shares of common stock pursuant to a conversion for $6,525 of February, 2013 consolidated convertible notes at a conversion price of $.002175.

On August 22, 2013, we issued 1,818,182 shares of common stock pursuant to a conversion for $4,000 of February, 2013 consolidated convertible notes at a conversion price of $.0022.

On August 28, 2013, we issued 1,818,182 shares of common stock pursuant to a conversion for $4,000 of February, 2013 consolidated convertible notes at a conversion price of $.0022.

On September 6, 2013, we issued 4,256,098 shares of common stock pursuant to a conversion for $8,725 of February, 2013 consolidated convertible notes at a conversion price of $.00205.

On September 11, 2013, we issued 2,500,000 shares of common stock pursuant to a conversion for $5,250 of February, 2013 consolidated convertible notes at a conversion price of $.0021.

On September 12, 2013, we issued 2,500,000 shares of common stock pursuant to a conversion for $5,000 of February, 2013 consolidated convertible notes at a conversion price of $.002.

On September 12, 2013, we issued 3,000,000 shares of common stock pursuant to a conversion for $5,850 of February, 2013 consolidated convertible notes at a conversion price of $.002.

On September 12, 2013, we issued 2,500,000 shares of common stock pursuant to a conversion for $5,000 of February, 2013 consolidated convertible notes at a conversion price of $.002.

On September 12, 2013, we issued 2,500,000 shares of common stock pursuant to a conversion for $5,000 of February, 2013 consolidated convertible notes at a conversion price of $.002.

On September 12, 2013, we issued 2,500,000 shares of common stock pursuant to a conversion for $5,000 of February, 2013 consolidated convertible notes at a conversion price of $.002.

On September 13, 2013, we issued 4,256,410 shares of common stock pursuant to a conversion for $8,300 of February, 2013 consolidated convertible notes at a conversion price of $.00195.

On September 13, 2013, we issued 3,000,000 shares of common stock pursuant to a conversion for $6,300 of February, 2013 consolidated convertible notes at a conversion price of $.0021.

On September 14, 2013, we issued 3,000,000 shares of common stock pursuant to a conversion for $6,000 of February, 2013 consolidated convertible notes at a conversion price of $.002.

On September 17, 2013, we issued 2,500,000 shares of common stock pursuant to a conversion for $5,000 of February, 2013 consolidated convertible notes at a conversion price of $.002.

On September 18, 2013, we issued 2,500,000 shares of common stock pursuant to a conversion for $4,750 of February, 2013 consolidated convertible notes at a conversion price of $.0019.

On September 20, 2013, we issued 3,286,842 shares of common stock pursuant to a conversion for $6,245 of accrued interest at a conversion price of $.0019.

On September 23, 2013, we issued 2,600,000 shares of common stock pursuant to a conversion for $4,940 of February, 2013 consolidated convertible notes at a conversion price of $.0019.

On September 24, 2013, we issued 2,481,579 shares of common stock pursuant to a conversion for $4,715 of February, 2013 consolidated convertible notes at a conversion price of $.0019.

On September 24, 2013, we issued 3,000,000 shares of common stock pursuant to a conversion for $5,700 of February, 2013 consolidated convertible notes at a conversion price of $.0019.

On September 24, 2013, we issued 4,326,316 shares of common stock pursuant to a conversion for $8,220 of February, 2013 consolidated convertible notes at a conversion price of $.0019.

On September 30, 2013, we issued 8,500,000 shares of common stock pursuant to a conversion for $15,300 of February, 2013 consolidated convertible notes at a conversion price of $.0018.

On October 3, 2013, we issued 3,000,000 shares of common stock pursuant to a conversion for $4,800 of February, 2013 consolidated convertible notes at a conversion price of $.0016.

On October 9, 2013, we issued 3,000,000 shares of common stock pursuant to a conversion for $3,600 of February, 2013 consolidated convertible notes at a conversion price of $.0012.

On October 10, 2013, we issued 3,000,000 shares of common stock pursuant to a conversion for $3,600 of February, 2013 consolidated convertible notes at a conversion price of $.0012.

On October 14, 2013, we issued 9,150,000 shares of common stock pursuant to a conversion for $9,150 of February, 2013 consolidated convertible notes at a conversion price of $.001.

On October 17, 2013, we issued 5,000,000 shares of common stock pursuant to a conversion for $4,500 of February, 2013 consolidated convertible notes at a conversion price of $.0009.

On October 29, 2013, we issued 8,000,000 shares of common stock pursuant to a conversion for $7,200 of February, 2013 consolidated convertible notes at a conversion price of $.0009.

On November 1, 2013, we issued 5,000,000 shares of common stock pursuant to a conversion for $4,500 of February, 2013 consolidated convertible notes at a conversion price of $.0009.

On November 6, 2013, we issued 5,000,000 shares of common stock pursuant to a conversion for $4,500 of February, 2013 consolidated convertible notes at a conversion price of $.0009.

On November 6, 2013, we issued 11,777,778 shares of common stock pursuant to a conversion for $10,600 of February, 2013 consolidated convertible notes at a conversion price of $.0009.

On November 6, 2013, we issued 6,935,556 shares of common stock pursuant to a conversion for $6,242 of accrued interest at a conversion price of $.0009.

On November 6, 2013, we issued 8.000,000 shares of common stock pursuant to a conversion for $7,200 of February, 2013 consolidated convertible notes at a conversion price of $.0009.

On November 13, 2013, we issued 6.000,000 shares of common stock pursuant to a conversion for $4,800 of February, 2013 consolidated convertible notes at a conversion price of $.0008.

(d) Compensation and Incentive Plan:

On May 25, 2010, a registration that covers the offering of an aggregated 7,500 shares of the Company’s common stock was approved by the Company’s Board of Directors. As such, the 2010 Stock Compensation and Incentive Plan was created for employees, directors, consultants and other persons associated with the Company in which awards of common stock and/or non-qualified stock options may be granted. During the fiscal year ended March 31, 2011, we issued 6,578 shares of common stock for a total of $161,000 for past due professional services and payroll in which 3,000 shares were returned back to the plan, leaving an available 3,922 shares to be issued in the future

On December 21, 2011, the Company’s Board of Directors approved the issuance of 54,204 non-qualified stock options to certain employees for the return of previously issued shares of common stock that were issued for payment of past due expenses to be effective at December 31, 2011. The stock options have an exercise price of $10.00, full vesting rights and a life of five years. The Board of Directors intends to approve a registration to cover an offering to include these stock options as well as certain other stock options (see below) in 2015/2016. We recognized the full compensation expense of $12,656 at December 31, 2011 by using the Black-Scholes valuation model (54,204 x $.2335). No options have been exercised.

On January 10, 2013, the stockholders holding a majority voting rights of our Common Stock approved the 2013 Equity Incentive Plan by written consent without a meeting in accordance with Delaware Law. This plan provides for the grant of stock awards to employees, directors and consultants of the Company and its affiliates covering an aggregate of 1,000,000 shares of its common stock. The number of shares of common stock available for issuance under this plan shall automatically increase on February 1st of each year for a period of 9 years commencing January 1, 2014 in an amount equal to the lesser of 5% of the total number of shares of common stock outstanding on December 31st of the preceding calendar year or 30,000 shares. Revised number is now 1,060,000 as of March 31, 2014. No stock awards have been granted as of March 31, 2015.

On September 16 2013, the Company’s Board of Directors approved the issuance of 10,000,000 non-qualified stock options to certain employees and the two independent Board Directors. The stock options have an exercise price of $.004, full vesting rights and a life of five years. The Board of Directors intends to approve a registration to cover an offering to include these stock options in 2015/2016. We recognized the full compensation expense of $26,997 by using the Black-Scholes valuation model (10,000,000 x $.0026997). No options have been exercised.

As required by the FASB Accounting Standards Codification, we would normally estimate forfeitures of employee stock option and recognize the compensation cost over the requisite service period for the entire award in accordance with the provisions. As all stock options were fully vested, no estimate of forfeitures was required, and compensation cost is fully recognized at the time of grant and full vesting. We estimated the fair value of these stock options on the date of grant using a Black-Scholes-Merton (BSM) option-pricing formula, applying the following assumptions (before and after reverse stock split):

A summary of option activity under these stock option plans for the year ended March 31, 2015 is presented below:

			Weighed-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Term	Intrinsic
Options	Shares	Price	(in years)	Value

Outstanding at 3/31/13	60,180	$30.00	3.66	—
Granted	10,000,000	$0.02	4.47
Exercised	—	—
Forfeited	—	—
Expired	(1,804)	—

Outstanding at 3/31/14	10,058,376	$0.26	4.66	—
Granted	—	—	—	—
Exercised	—	—
Forfeited	—	—
Expired	(4,172)	—

Outstanding at 3/31/15	10,054,204	$0.06	3.46	—

Note that all of the stock options are outstanding, fully vested and exercisable for the year ended March 31, 2015. As such, all compensation expense for the above options has been recognized, and there is no unrecognized compensation expense to be recorded in the future.